INCOME TAXES - Tax Treatment of Common Stock Distributions (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011 Restated
Dividends per share	$ 7.38	[1]	$ 0.84	$ 0.40
Ordinary Income	33.91%		100.00%	100.00%
Long-Term Capital Gain	0.00%		0.00%	0.00%
Return of Capital	66.09%		0.00%	0.00%

[1]	Includes the distribution of New Residential (Note 4) common stock valued at $6.89 per share.